LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at beginning	$ 555.9	$ 339.8
Additions and modifications	407.7	320.4
Disposal of subsidiary	0.0	(2.0)
Interest expense	33.1	22.4	$ 12.2
Payments	(178.7)	(124.7)
Balance at end	$ 818.0	$ 555.9	$ 339.8